Asset Acquisition (Details 1) - Quantum Speed [Member]	Dec. 31, 2025 USD ($)
Related Party Transaction [Line Items]
Total Consideration	$ 105,700,000
Intellectual Property (QuantumSpeed)	105,700,000
Asset acquired	$ 105,700,000